Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Profit before income taxes	¥ 914,053	¥ 789,918	¥ 979,375
Depreciation, amortization and impairment losses excluding equipment on operating leases	624,239	699,877	721,695
Share of profit of investments accounted for using the equity method	(272,734)	(164,203)	(228,827)
Finance income and finance costs, net	22,630	(47,892)	(88,608)
Interest income and interest costs from financial services, net	(137,178)	(130,636)	(124,076)
Changes in assets and liabilities
Trade receivables	(133,788)	132,702	9,344
Inventories	68,281	(59,931)	(60,906)
Trade payables	101,301	(141,159)	(11,816)
Accrued expenses	(40,927)	(4,529)	25,372
Provisions and retirement benefit liabilities	106,829	118	(1,590)
Receivables from financial services	(59,934)	103,614	(260,704)
Equipment on operating leases	(161,579)	(270,677)	(230,311)
Other assets and liabilities	(72,473)	(20,524)	11,045
Other, net	5,190	10,959	3,706
Dividends received	191,112	185,742	175,244
Interest received	236,729	288,821	270,776
Interest paid	(113,100)	(162,263)	(150,162)
Income taxes paid, net of refund	(206,272)	(230,522)	(263,569)
Net cash provided by operating activities	1,072,379	979,415	775,988
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(318,410)	(370,195)	(420,768)
Payments for additions to and internally developed intangible assets	(232,727)	(231,063)	(187,039)
Proceeds from sales of property, plant and equipment and intangible assets	6,770	17,638	20,765
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired	2,230	(3,047)
Payments for acquisitions of investments accounted for using the equity method	(110,747)	(14,584)	(2,401)
Proceeds from sales of investments accounted for using the equity method	12,570
Payments for acquisitions of other financial assets	(433,375)	(282,806)	(506,431)
Proceeds from sales and redemptions of other financial assets	276,808	265,980	515,670
Other, net		(1,404)	2,649
Net cash used in investing activities	(796,881)	(619,481)	(577,555)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	9,115,347	9,037,608	8,435,249
Repayments of short-term financing liabilities	(9,294,859)	(9,039,601)	(8,213,698)
Proceeds from long-term financing liabilities	1,948,835	2,021,173	1,900,257
Repayments of long-term financing liabilities	(1,798,429)	(1,676,504)	(1,726,097)
Dividends paid to owners of the parent	(145,090)	(196,795)	(194,271)
Dividends paid to non-controlling interests	(41,755)	(54,280)	(66,872)
Purchases and sales of treasury stock, net	154	(96,113)	(64,556)
Repayments of lease liabilities	(67,628)	(78,659)	(47,088)
Other, net	(555)	(4,240)
Net cash provided by (used in) financing activities	(283,980)	(87,411)	22,924
Effect of exchange rate changes on cash and cash equivalents	94,149	(94,291)	16,276
Net change in cash and cash equivalents	85,667	178,232	237,633
Cash and cash equivalents at beginning of year	2,672,353	2,494,121	2,256,488
Cash and cash equivalents at end of year	¥ 2,758,020	¥ 2,672,353	¥ 2,494,121